Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 682,408,000
Previously Paid Amount	0
Total Fee Amount	59,369.50
Total Offset Amount	0
Net Fee	$ 59,369.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A